INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital contributions payable	$ 91,360	$ 91,360
Series Fifteen [Member]
Capital contributions payable	0	0
Series Sixteen [Member]
Capital contributions payable	50,008	50,008
Series Seventeen [Member]
Capital contributions payable	22,798	22,798
Series Eighteen [Member]
Capital contributions payable	18,554	18,554
Series Nineteen [Member]
Capital contributions payable	$ 0	$ 0